Share-based Plans - Stock Options Other Disclosure (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based payment transaction
Proceeds from exercise of stock options			€ 20,153
Stock Options
Share-based payment transaction
Proceeds from exercise of stock options	€ 0	€ 0	20,427
Intrinsic value of stock options exercised			€ 1,665